Schedule of cryptocurrency additional information about Bitcoin and others (Details) - Bitcoin and Other Cryptocurrencies [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Opening balance	¥ 7,548
Collection of Others from sales of mining products	3,053	5,309
Purchase of Others in cash		734
Disposal of Others in cash	(9,221)	(541)
Payment of services fees and other expenses		(5)
Changes in fair value of Others (Note a)	(335)	1,992
Foreign exchange gain	(69)	59
Ending balance	¥ 976	¥ 7,548